Average Annual Total Returns (Vanguard Intermediate-Term Corporate Bond Index Fund ETF)	Vanguard Intermediate-Term Corporate Bond Index Fu Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Intermediate-Term Corporate Bond Index Fu Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Intermediate-Term Corporate Bond Index Fu Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Intermediate-Term Corporate Bond Index Fu Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Barclays U.S. 5-10 Year Corporate Bond Index Vanguard Intermediate-Term Corporate Bond Index Fu Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.80%)	(3.33%)	(0.91%)	(2.00%)	(1.64%)
Since Inception	6.66%	5.11%	4.59%	6.68%	6.84%